Financial Instruments - Schedule of Adjusted to Equity and Other Investments without Readily Determinable Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Securities Adjustments [Roll Forward]
Balance, end of the year	$ 1,084,500
Equity Securities Without Readily Determinable Fair Value
Equity Securities Adjustments [Roll Forward]
Balance, beginning of the year	543,379	$ 173,454
Purchases of equity and other investments	598,585	450,193
Investments received as non-cash consideration in exchange for services	243,624	268,058
Gross unrealized gains	20,143	36,926
Sale of equity and other investments	(13,480)	0
Transfers to readily determinable fair values	0	(350,530)
Gross unrealized losses and impairments	(307,751)	(34,722)
Balance, end of the year	$ 1,084,500	$ 543,379